ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				$ 4,071	$ 1,136
Other comprehensive income (loss)		$ 90	$ (148)	33	153
Ending balance		3,700	1,332	3,700	1,332
Accumulated other comprehensive income (loss)
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[1]			(335)	(408)
Other comprehensive income (loss)	[1]			8	46
Ending balance	[1]	(327)	(362)	(327)	(362)
Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(466)	(440)
Other comprehensive income (loss)				13	(18)
Ending balance		(453)	(458)	(453)	(458)
Other
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				131	32
Other comprehensive income (loss)				(5)	64
Ending balance		$ 126	$ 96	$ 126	$ 96

[1]	See Note 18 for additional information.